Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000001809 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class A/FIDAX)
Account Value	$ 21,086.224685	$ 21,086.224685	$ 21,086.224685	$ 14,514.526201	$ 16,716.902359	$ 19,067.857444	$ 12,054.65229	$ 13,403.573446	$ 12,235.610742	$ 12,584.995772	$ 9,467.05828	$ 9,563.62739	$ 9,500
Average Annual Return, Percent	38.04%	8.37%	7.75%
C000001809 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class A/FIDAX)—excluding sales charge
Average Annual Return, Percent	45.28%	9.49%	8.30%
C000001811 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class C/FIDCX)
Account Value	$ 20,618.385854	$ 20,618.385854	$ 20,618.385854	14,297.496426	16,605.628082	19,060.387569	12,139.333435	13,612.47798	12,517.021664	12,966.116866	9,828.841856	9,993.7107	10,000
Average Annual Return, Percent	43.21%	8.66%	7.50%
C000001811 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class C/FIDCX)—excluding sales charge
Average Annual Return, Percent	44.21%	8.66%	7.50%
C000173131 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class I/JFIFX)
Account Value	$ 566,293.047155	$ 566,293.047155	$ 566,293.047155	389,043.469244	447,194.027043	508,449.836311	320,523.89268	355,827.143999	323,849.181234	332,384.049103	249,280.996509	251,674.405	250,000
Average Annual Return, Percent	45.56%	9.74%	8.52%
C000128459 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class NAV)
Account Value	$ 23,043.641772	$ 23,043.641772	$ 23,043.641772	15,818.546026	18,157.104874	20,621.694997	12,983.76077	14,396.331558	13,085.472974	13,409.20937	10,053.450375	10,107.7615	10,000
Average Annual Return, Percent	45.67%	9.87%	8.71%
C000178763 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Financial Industries Fund (Class R6/JFDRX)
Account Value	$ 2,278,758.926849	$ 2,278,758.926849	$ 2,278,758.926849	1,562,797.688201	1,794,160.723999	2,038,101.384415	1,284,163.004762	1,423,175.657797	1,293,886.812821	1,325,990.88194	996,532.450514	1,006,697.62	1,000,000
Average Annual Return, Percent	45.81%	9.87%	8.59%
C000001813 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class A/FRBAX)
Account Value	$ 21,317.86554	$ 21,317.86554	$ 21,317.86554	13,875.850038	19,486.968466	21,134.041311	11,867.91131	15,461.629175	15,089.59712	15,470.423247	11,463.377513	10,227.75871	9,500
Average Annual Return, Percent	45.97%	5.55%	7.86%
C000001813 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class A/FRBAX)—excluding sales charge
Average Annual Return, Percent	53.63%	6.63%	8.42%
C000001815 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class C/FRBCX)
Account Value	$ 20,903.605971	$ 20,903.605971	$ 20,903.605971	13,710.453989	19,393.092116	21,185.068413	11,974.838762	15,725.680403	15,446.519624	15,948.025047	11,902.593477	10,692.8032	10,000
Average Annual Return, Percent	51.46%	5.86%	7.65%
C000001815 [Member] | Without Sales Load [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class C/FRBCX)—excluding sales charge
Average Annual Return, Percent	52.46%	5.86%	7.65%
C000173132 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class I/JRBFX)
Account Value	$ 574,120.21357	$ 574,120.21357	$ 574,120.21357	372,811.409829	522,243.399649	564,736.76327	316,069.097436	410,778.244507	399,685.874348	408,580.099269	301,746.620703	269,151.545	250,000
Average Annual Return, Percent	54.00%	6.92%	8.67%
C000178764 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Regional Bank Fund (Class R6/JRGRX)
Account Value	$ 2,308,072.341166	$ 2,308,072.341166	$ 2,308,072.341166	1,496,720.780527	2,094,218.663458	2,262,199.973928	1,264,796.38264	1,642,338.398225	1,596,143.701069	1,629,489.525841	1,206,671.31712	1,076,606.18	1,000,000
Average Annual Return, Percent	54.21%	7.04%	8.72%
Standard & Poor's 500 Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 33,950.481145	$ 33,950.481145	$ 33,950.481145	24,598.754459	22,333.509473	26,155.035891	18,301.246096	16,681.399012	14,591.055765	13,592.517235	10,994.304941	10,519.9528	10,000
Average Annual Return, Percent	38.02%	15.27%	13.00%
S And P 500 Financials Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Financials Index
Account Value	$ 29,486.157405	$ 29,486.157405	$ 29,486.157405	20,147.151454	20,703.373887	24,087.730912	13,992.947118	16,393.918444	14,674.04968	14,582.591893	10,639.447829	10,284.6039	10,000
Average Annual Return, Percent	46.35%	12.46%	11.42%
S And P Regional Banks Select Industry Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Regional Banks Select Industry Index
Account Value	$ 19,336.930655	$ 19,336.930655	$ 19,336.930655	12,558.711247	19,538.165044	21,114.256909	11,910.3584269999	15,013.584903	14,650.818334	15,196.070673	11,436.235119	10,927.0643	10,000
Average Annual Return, Percent	53.97%	5.19%	6.82%
S And P Composite 1500 Banks Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	S&P Composite 1500 Banks Index
Account Value	$ 24,657.47432	$ 24,657.47432	$ 24,657.47432	$ 15,139.102461	$ 18,286.166754	$ 22,653.956773	$ 12,211.756407	$ 16,642.785556	$ 15,059.822194	$ 15,010.640281	$ 10,582.852556	$ 10,428.9227	$ 10,000
Average Annual Return, Percent	62.87%	8.18%	9.44%